Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Fabio Battaglia III

FBattaglia@stradley.com

215.564.8077

February 24, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BMT Investment Funds (the “Trust”) Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”). The Trust is a statutory trust organized under the laws of the State of Delaware. In addition to the Registration Statement, the Trust has filed via EDGAR its Notification of Registration on Form N-8A.

The Trust will operate as an open-end, management investment company, and initially intends to issue one series of shares: BMT Multi-Cap Fund. Initially, the Fund intends to offer one class of shares which will be named Institutional Class.

Please direct questions or comments relating to the Registration Statement to me at the above-referenced telephone number.

Sincerely,

/s/ Fabio Battaglia III
Fabio Battaglia III